Risk Management and Use of Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Risk Management and Use of Derivative Financial Instruments
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

Derivatives Designated			Asset Derivatives Fair Value at		Liability Derivatives Fair Value at
as Hedging Instruments		Balance Sheet Location	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Interest rate cap		Other assets, net	25	-	-	-
Foreign currency contracts		Accounts payable, accrued
		expenses and other liabilities	-	-	(2,067)	-
Interest rate swaps		Accounts payable, accrued	-	-	(5,825)	(4,175)
		expenses and other liabilities

Derivatives Not Designated
as Hedging Instruments
Stock warrants	(a)	Other assets, net	1,720	-	-	-
Interest rate swaps	(a)	Accounts payable, accrued
		expenses and other liabilities	-	-	(16,686)	-
Total derivatives			$1,745	$-	$(24,578)	$(4,175)

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)

	Amount of Gain (Loss) Recognized in
	Other Comprehensive Income on Derivatives (Effective Portion)
	Years Ended December 31,
Derivatives in Cash Flow Hedging Relationships	2012	2011	2010
Interest rate swaps	$(1,059)	$(3,564)	$(45)
Interest rate cap	277	-	-
Foreign currency contracts	(1,480)	-	-
Total	$(2,262)	$(3,564)	$(45)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

	Amount of Gain (Loss) Reclassified from Other Comprehensive Income
	into Income (Effective Portion)
	Years Ended December 31,
Derivatives in Cash Flow Hedging Relationships	2012	2011	2010
Interest rate swaps	$(1,442)	$-	$-
Foreign currency contracts	(186)
Total	$(1,628)	$-	$-

		Amount of Gain (Loss) Recognized in
		Income on Derivatives
	Location of Gain (Loss)	Years Ended December 31,
Derivatives Not in Cash Flow Hedging Relationships	Recognized in Income	2012	2011	2010
Interest rate swaps	Other income and (expenses)	$429	$-	$-
Stock warrants	Other income and (expenses)	108	-	-
Total		$537	$-	$-

Schedule of Derivative Instruments

		Notional	Effective	Effective	Expiration	Fair Value at
Description	Type	Amount	Interest Rate	Date	Date	December 31, 2012
3-Month Euro Interbank Offering Rate (“Euribor”)	Interest rate cap	€69,457	2.0%	12/2012	12/2014		$25
3-Month Euribor	“Pay-fixed” swap	€6,286	4.2%	3/2008	3/2018		(1,392)
1-Month LIBOR	“Pay-fixed” swap	$33,631	3.0%	7/2010	7/2020		(3,624)
1-Month LIBOR	“Pay-fixed” swap	$25,714	3.9%	8/2012	8/2022		(403)
1-Month LIBOR	“Pay-fixed” swap	$6,905	4.4%	6/2012	3/2022		(122)
1-Month LIBOR	“Pay-fixed” swap	$4,414	3.0%	4/2010	4/2015		(247)
1-Month LIBOR	“Pay-fixed” swap	$3,500	3.7%	12/2012	2/2019		(37)
							$(5,800)

			Notional	Effective	Effective	Expiration	Fair Value at
Description	(a) (c)	Type	Amount	Interest Rate	Date	Date	December 31, 2012
3-Month Euribor		“Pay-fixed” swap	€100,000	3.7%	7/2006	7/2016	$(15,462)
3-Month Euribor		“Pay-fixed” swap	€15,970	0.9%	4/2012	7/2013	(86)
3-Month Euribor		“Pay-fixed” swap	€6,975	4.4%	4/2008	10/2015	(523)
3-Month Euribor		“Pay-fixed” swap	€5,479	4.3%	4/2007	7/2016	(615)
							$(16,686)

		Ownership
		Interest at		Notional			Effective	Expiration	Fair Value at
Description		December 31, 2012	Type	Amount	Cap Rate	Spread	Date	Date	December 31, 2012
3-Month LIBOR	(a)	17.8%	Interest rate cap	$119,185	4.0%	4.8%	8/2009	8/2014	$1
1-Month LIBOR	(b)	79.0%	Interest rate cap	17,275	3.0%	4.0%	9/2009	4/2014	-
									$1

	Notional	Strike	Effective	Expiration	Fair Value at
Type	Amount	Price	Date	Date	December 31, 2012
Foreign currency forward contracts	€50,648	$1.27 - 1.30	5/2012	3/2013 - 6/2017		$(2,051)
Foreign currency forward contracts	€8,700	$1.34 - 1.35	12/2012	9/2017 - 3/2018		(16)
						$(2,067)

Portfolio Concentration Risk

December 31, 2012
Region:
California	10%
Other U.S.	62%
Total U.S	72%
Total Europe	28%
Total	100%

Asset Type:
Office	29%
Industrial	19%
Warehouse/Distribution	15%
Retail	14%
Self storage	10%
All others	13%
Total	100%

Tenant Industry:
Retail	20%
All other	80%
100%
Aerospace and Defense